Segmented and geographic information, and major customers (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Operating Segments
All revenues from sales of concentrates for the year ended December 31, 2020 and 2019 were earned in Mexico and the United States. The following segmented information is presented as at and during years ended December 31, 2020 and 2019. The Cosalá Operations segment operates in Mexico while the Galena Complex and Relief Canyon segments operate in the United States.

	As at December 31, 2020					As at December 31, 2019
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$133	$1,257	$52	$3,263	$4,705	$2,903	$14,761	$770	$1,564	$19,998
Trade and other receivables	2,297	2,769	-	36	5,102	3,852	1,374	-	43	5,269
Inventories	6,346	3,062	-	-	9,408	6,361	2,137	-	-	8,498
Prepaid expenses	428	832	650	290	2,200	615	524	471	304	1,914
Derivative instruments	-	-	-	-	-	-	-	-	585	585
Restricted cash	137	53	3,892	-	4,082	145	55	3,807	-	4,007
Property, plant and equipment	58,029	53,701	147,183	406	259,319	56,094	47,672	86,201	422	190,389
Deferred tax assets	-	-	-	-	-	-	343	-	-	343
Total assets	$67,370	$61,674	$151,777	$3,995	$284,816	$69,970	$66,866	$91,249	$2,918	$231,003

Trade and other payables	$6,627	$5,096	$6,152	$3,256	$21,131	$9,241	$3,805	$6,506	$3,157	$22,709
Derivative instruments	-	-	-	4,568	4,568	-	-	-	4,440	4,440
Loan payable	-	-	-	5,564	5,564	-	-	-	-	-
Glencore pre-payment facility	2,862	-	-	-	2,862	5,602	-	-	-	5,602
Other long-term liabilities	-	529	3,557	533	4,619	-	566	4,495	584	5,645
Deferred revenue	-	-	-	23,322	23,322	-	-	-	25,007	25,007
Convertible debenture	-	-	-	9,953	9,953	-	-	-	9,935	9,935
Promissory note				5,000	5,000	-	-	-	-	-
Government loan	-	4,499	-	-	4,499	-	-	-	-	-
Post-employment benefit obligations	-	13,398	-	-	13,398	-	10,137	-	-	10,137
Decommissioning provision	2,130	2,365	3,784	-	8,279	1,854	2,156	3,755	-	7,765
Deferred tax liabilities	459	-	-	-	459	750	-	-	-	750
Total liabilities	$12,078	$25,887	$13,493	$52,196	$103,654	$17,447	$16,664	$14,756	$43,123	$91,990

	Year ended December 31, 2020					Year ended December 31, 2019
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$1,424	$26,459	$-	$-	$27,883	$39,620	$18,790	$-	$-	$58,410
Cost of sales	(1,816)	(29,423)	-	-	(31,239)	(27,642)	(29,082)	-	-	(56,724)
Depletion and amortization	(2,224)	(5,415)	(194)	(140)	(7,973)	(9,448)	(3,599)	(164)	(127)	(13,338)
Care and maintenance costs	(5,501)	(446)	-	-	(5,947)	(39)	(399)	-	-	(438)
Corporate general and administrative	-	-	-	(9,134)	(9,134)	-	-	-	(9,711)	(9,711)
Transaction costs	-	-	-	(23)	(23)	-	-	-	(3,467)	(3,467)
Exploration costs	(379)	(3,697)	(563)	-	(4,639)	(1,132)	(705)	(715)	-	(2,552)
Accretion on decommissioning provision	(106)	(21)	(39)	-	(166)	(148)	(40)	(22)	-	(210)
Interest and financing income (expense)	(243)	-	84	(94)	(253)	(625)	15	19	(1,199)	(1,790)
Foreign exchange gain (loss)	189	-	-	357	546	(289)	-	-	238	(51)
Gain on disposal of assets	-	37	-	-	37	-	-	-	-	-
Loss on derivative instruments	-	-	-	(160)	(160)	-	-	-	(2,457)	(2,457)
Gain on derivative warrant liability	-	-	-	-	-	-	-	-	46	46
Income (loss) before income taxes	(8,656)	(12,506)	(712)	(9,194)	(31,068)	297	(15,020)	(882)	(16,677)	(32,282)
Income tax recovery (expense)	470	741	-	(209)	1,002	(1,277)	(681)	-	-	(1,958)
Net loss for the year	$(8,186)	$(11,765)	$(712)	$(9,403)	$(30,066)	$(980)	$(15,701)	$(882)	$(16,677)	$(34,240)